CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 549	$ 716
Accounts receivable (Note 7)	1,083	911
Due from related parties	409	325
Other current assets (Note 8)	133	165
Total current assets	2,174	2,117
Property, plant and equipment (Note 9)	31,450	29,093
Other long-term assets:
Regulatory assets (Note 11)	3,857	3,503
Deferred income tax assets (Note 6)	135	127
Intangible assets (Note 10)	654	661
Goodwill	378	373
Other assets (Note 12)	1,023	808
Total other long-term assets	6,047	5,472
Total assets	39,671	36,682
Current liabilities:
Short-term notes payable (Notes 15 & 17)	100	200
Long-term debt payable within one year (Notes 15, 16 & 17)	925	1,150
Total current liabilities	3,590	3,501
Long-term liabilities:
Long-term debt (Notes 15, 16 & 17)	18,092	16,329
Regulatory liabilities (Note 11)	1,621	1,476
Deferred income tax liabilities (Note 6)	1,799	1,452
Other long-term liabilities (Note 14)	1,823	1,751
Total long-term liabilities	23,335	21,008
Total liabilities	26,925	24,509
Contingencies and Commitments (Notes 29 & 30)
Subsequent Events (Note 32)
Noncontrolling interest subject to redemption (Note 26)	19	19
Equity
Common shares	5,721	5,713
Additional paid-in capital	25	28
Retained earnings	6,911	6,360
Accumulated other comprehensive loss	(9)	(12)
Hydro One shareholders’ equity	12,648	12,089
Noncontrolling interest (Note 26)	79	65
Total equity	12,727	12,154
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	39,671	36,682
Nonrelated Party
Current liabilities:
Accounts payable and other current liabilities (Note 13)	2,086	1,809
Related Party
Current liabilities:
Accounts payable and other current liabilities (Note 13)	$ 479	$ 342